Statements of Operations and Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Premiums (net of reinsurance ceded of $12,782, $15,510 and $32,920)	$ 59,070	$ 55,789	$ 38,037
Contract charges (net of reinsurance ceded of $10,971, $11,591 and $26,401)	73,446	73,138	55,688
Net investment income	322,825	325,117	346,195
Realized capital gains and losses:
Total other-than-temporary impairment ("OTTI") losses	654	(12,410)	(2,195)
OTTI losses reclassified to (from) other comprehensive income		3,464	(3,259)
Net other-than-temporary impairment losses recognized in earnings	654	(8,946)	(5,454)
Sales and other realized capital gains and losses	117,640	23,857	23,197
Realized capital gains and losses	118,294	14,911	17,743
Total Revenues	573,635	468,955	457,663
Costs and expenses
Contract benefits (net of reinsurance ceded of $14,898, $10,728 and $16.258)	213,279	203,717	180,914
Interest credited to contractholder funds (net of reinsurance ceded of $5,158, $5,468 and $6,032)	118,604	129,911	144,340
Amortization of deferred policy acquisition costs	13,213	29,783	13,145
Operating costs and expenses	33,588	42,788	41,564
Total costs and expenses	378,684	406,199	379,963
Income from operations before income tax expense	194,951	62,756	77,700
Income tax expense	68,989	22,461	27,546
Net income	125,962	40,295	50,154
Other comprehensive income (loss), after-tax
Change in unrealized net capital gains and losses	18,293	(91,316)	48,626
Change in unrealized foreign currency translation adjustments	(934)	853	(417)
Other comprehensive income (loss), after-tax	17,359	(90,463)	48,209
Comprehensive income (loss)	$ 143,321	$ (50,168)	$ 98,363